Optionally Convertible Promissory Notes - Summary of Ordinary Shares To Be Issued To The Holders of Optionally Convertible Promissory Notes (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Ending balance	¥ 7,530,542
Optionally convertible promissory notes [Member] | Liability [Member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Initial recognition upon C-round restructuring	7,762,475
Interest accrued at effective interest rate	127,509
Exchange differences	(359,442)
Ending balance	7,530,542
Optionally convertible promissory notes [Member] | Equity [member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Initial recognition upon C-round restructuring	1,489,748
Ending balance	¥ 1,489,748